	NICHOLAS II, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF JANUARY 31, 2026

SHARES
OR
PRINCIPAL
AMOUNT		VALUE
COMMON STOCKS -- 98.40%
	Consumer Discretionary - Consumer Discretionary Distribution & Retail -- 7.20%
49,990	Burlington Stores, Inc.*	$14,790,041
222,070	O'Reilly Automotive, Inc.*	21,853,909
34,420	Ulta Beauty Inc.*	22,282,131
49,863	Williams-Sonoma, Inc.	10,204,463
		69,130,544

	Consumer Discretionary - Consumer Durables & Apparel -- 1.41%
114,696	SharkNinja, Inc.*	13,557,067

	Consumer Discretionary - Consumer Services -- 8.36%
347,585	Chipotle Mexican Grill, Inc.*	13,510,629
32,870	Domino's Pizza, Inc.	13,487,547
39,485	Hilton Worldwide Holdings Inc.	11,786,667
207,515	Service Corporation International	16,690,431
159,165	Viking Holdings Ltd*	11,483,755
50,366	Wingstop Inc.	13,368,647
		80,327,676

	Consumer Staples - Consumer Staples Distribution & Retail -- 1.84%
190,644	BJ's Wholesale Club Holdings, Inc.*	17,623,131

	Financials - Banks -- 1.03%
149,690	Webster Financial Corporation	9,845,111

	Financials - Financial Services -- 6.84%
70,110	Corpay, Inc.*	22,058,709
54,544	Jack Henry & Associates, Inc.	9,774,830
77,860	Northern Trust Corporation	11,634,620
103,884	Raymond James Financial, Inc.	17,230,200
85,010	Shift4 Payments, Inc.*	5,018,990
		65,717,349

	Financials - Insurance -- 0.59%
117,020	Ryan Specialty Holdings, Inc.	5,649,726

	Health Care - Health Care Equipment & Services -- 9.41%
155,800	Cooper Companies, Inc.*	12,679,004
176,535	Globus Medical Inc Class A*	16,008,194
166,295	Hologic, Inc.*	12,460,484
59,605	ResMed Inc.	15,396,568
77,075	STERIS plc	20,239,895
66,810	Veeva Systems Inc Class A*	13,623,895
		90,408,040

	Health Care - Pharmaceuticals, Biotechnology & Life Sciences -- 8.43%
292,064	Bio-Techne Corporation	18,718,382
79,393	IQVIA Holdings Inc*	18,272,299
14,964	Mettler-Toledo International Inc.*	20,549,163

141,650	Revvity, Inc.	15,411,520
515,270	Stevanato Group SpA	8,027,907
		80,979,271

	Industrials - Capital Goods -- 13.25%
193,010	A. O. Smith Corporation	14,184,305
107,985	AMETEK, Inc.	24,186,480
73,822	Fastenal Company	3,200,922
238,700	Fortive Corp.	12,605,747
92,468	IDEX Corporation	18,359,521
39,300	L3Harris Technologies Inc	13,474,005
6,514	Lennox International Inc.	3,224,951
77,500	Nordson Corporation	21,276,075
72,758	Westinghouse Air Brake Technologies Corporation	16,744,526
		127,256,532

	Industrials - Commercial & Professional Services -- 11.53%
69,740	Booz Allen Hamilton Holding Corporation	6,166,411
75,500	Broadridge Financial Solutions, Inc.	14,881,805
98,875	Paylocity Holding Corp.*	13,346,148
146,233	RB Global, Inc.	16,607,682
50,956	Republic Services, Inc.	10,960,126
252,068	TransUnion	19,918,413
78,305	Verisk Analytics Inc	17,028,205
70,757	Waste Connections, Inc.	11,858,873
		110,767,663

	Industrials - Transportation -- 1.70%
94,415	Old Dominion Freight Line, Inc.	16,352,678

	Information Technology - Semiconductors & Semiconductor Equipment -- 4.16%
265,609	Lattice Semiconductor Corporation*	21,386,837
244,380	Microchip Technology Incorporated	18,553,330
		39,940,167

	Information Technology - Software & Services -- 11.48%
438,343	Dynatrace, Inc.*	16,696,485
199,429	Elastic NV*	13,148,354
7,739	Fair Isaac Corporation*	11,323,473
32,721	Gartner, Inc.*	6,858,649
41,439	MongoDB, Inc.*	15,387,544
158,196	Okta, Inc. Class A*	13,364,398
110,704	PTC Inc.*	17,284,216
81,020	Zscaler, Inc.*	16,204,810
		110,267,929

	Information Technology - Technology Hardware & Equipment -- 4.03%
98,195	CDW Corporation	12,410,866
42,319	Teledyne Technologies Incorporated*	26,250,476
		38,661,342

	Materials - Materials -- 3.22%
78,580	AptarGroup, Inc.	9,818,571
70,131	Vulcan Materials Company	21,077,171
		30,895,742

	Real Estate - Real Estate Management & Development -- 3.92%
144,590	CBRE Group, Inc. Class A*	24,628,015

211,706	CoStar Group, Inc.*	13,019,919
		37,647,934

	TOTAL COMMON STOCKS
	(cost $514,072,821)	945,027,902

SHORT-TERM INVESTMENTS -- 1.56%
	Money Market Deposit Account -- 1.04%
$9,939,473	U.S. Bank Money Market, 3.45%	9,939,473

	Money Market Fund -- 0.52%
	First American Money Market Funds Government Obligations Fund - X Class,
5,000,000	7-day net yield, 3.61%	5,000,000

	TOTAL SHORT-TERM INVESTMENTS
	(cost $14,939,473)	14,939,473

	TOTAL INVESTMENTS
	(cost $529,012,294) - 99.96%	959,967,375

	OTHER ASSETS, NET OF LIABILITIES - 0.04%	417,462

	TOTAL NET ASSETS
	(basis of percentages disclosed above) - 100%	$960,384,837

* Non-income producing security.

	The accompanying notes to financial statements are an integral part of this schedule.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Financial Statements.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820 -10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2026, in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1
Common Stocks(1)	$945,027,902
Money Market Deposit Account	9,939,473
Money Market Fund	5,000,000
Level 2
None	—
Level 3
None	—
Total	$959,967,375

(1) See Schedule above for further detail by industry.